DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
NOTE 3:	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

As of March 1, 2015, the Company had forward foreign exchange contracts to buy $544.4 million and to sell $292.5 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through August 2016.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	March 1, 2015			November 30, 2014
	Assets	(Liabilities)	Derivative Net Carrying Value	Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value		Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$25,338	$(2,452)	$22,886	$15,587	$(5,076)	$10,511
Forward foreign exchange contracts(2)	2,125	(11,796)	(9,671)	1,833	(12,186)	(10,353)

Total	$27,463	$(14,248)		$17,420	$(17,262)

Non-derivatives designated as hedging instruments
Yen-denominated Eurobonds	$—	$(9,714)		$—	$(10,195)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.
(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net settlement of these contracts on a per-institution basis. The table below presents, by type of financial instrument, the gross amounts of the Company’s derivative instruments, amounts offset due to master netting arrangements with the Company’s various counterparties, and the net amounts recognized on the Company’s consolidated balance sheets:

	March 1, 2015			November 30, 2014
	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position
	(Dollars in thousands)
Over-the-counter forward foreign exchange contracts
Financial assets	$26,417	$(4,577)	$21,840	$15,555	$(6,908)	$8,647
Financial liabilities	(6,038)	4,577	(1,461)	(9,587)	6,908	(2,679)

Total			$20,379			$5,968

Embedded derivative contracts
Financial assets	$1,046	$—	$1,046	$1,865	$—	$1,865
Financial liabilities	(8,210)	—	(8,210)	(7,675)	—	(7,675)

Total			$(7,164)			$(5,810)

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of	As of	Three Months Ended
	March 1, 2015	November 30, 2014	March 1, 2015	February 23, 2014
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
Yen-denominated Eurobonds	(19,226)	(19,367)	$346	$217
Euro senior notes	(15,751)	(15,751)	—	—
Cumulative income taxes	8,706	8,760

Total	$(21,634)	$(21,721)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Three Months Ended
	March 1, 2015	February 23, 2014
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$(3,960)	$5,915
Unrealized	11,868	(1,479)

Total	$7,908	$4,436

NOTE 5:	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company’s foreign currency management objective is to minimize the effect of fluctuations in foreign exchange rates on nonfunctional currency cash flows of the Company and its subsidiaries and selected assets or liabilities of the Company and its subsidiaries without exposing the Company to additional risk associated with transactions that could be regarded as speculative. Forward exchange contracts on various currencies are entered into to manage foreign currency exposures associated with certain product sourcing activities, some intercompany sales, foreign subsidiaries’ royalty payments, interest payments, earnings repatriations, net investment in foreign operations and funding activities. The Company manages certain forecasted foreign currency exposures and uses a centralized currency management operation to take advantage of potential opportunities to naturally offset foreign currency exposures against each other. The Company designates a portion of its outstanding Yen-denominated Eurobonds as a net investment hedge to manage foreign currency exposures in its foreign operations. The Company does not apply hedge accounting to its derivative transactions. As of November 30, 2014, the Company had forward foreign exchange contracts to buy $470.5 million and to sell $305.7 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through February 2016.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	November 30, 2014			November 24, 2013
	Assets	(Liabilities)	Derivative Net Carrying Value	Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value		Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts	$15,587	$(5,076)	$10,511	$11,145	$(4,000)	$7,145
Forward foreign exchange contracts	1,833	(12,186)	(10,353)	880	(3,215)	(2,335)

Total	$17,420	$(17,262)		$12,025	$(7,215)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(10,195)		$—	$(20,564)
7.75% Euro senior notes due 2018	—	—		—	(404,430)

Total	$—	$(10,195)		$—	$(424,994)

The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis. The table below presents, by type of financial instrument, the gross amounts of the Company’s derivative instruments, amounts offset due to master netting arrangements with the Company’s various counterparties, and the net amounts recognized on the Company’s consolidated balance sheets:

	November 30, 2014			November 24, 2013
	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position	Gross Amounts of Recognized Assets / (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets / (Liabilities) Presented in the Statement of Financial Position
	(Dollars in thousands)
Over-the-counter forward foreign exchange contracts
Financial assets	$15,555	$(6,908)	$8,647	$8,600	$(4,880)	$3,720
Financial liabilities	(9,587)	6,908	(2,679)	(5,855)	4,880	(975)

Total			$5,968			$2,745

Embedded derivative contracts
Financial assets	$1,865	$—	$1,865	$3,425	—	$3,425
Financial liabilities	(7,675)	—	(7,675)	(1,360)	—	(1,360)

Total			$(5,810)			$2,065

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 30, 2014	As of November 24, 2013	Year Ended
			November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
4.25% Yen-denominated Eurobonds due 2016	(19,367)	(21,161)	$3,767	$3,839	$3,474
7.75% Euro senior notes due 2018	(15,751)	(27,361)	—	—	—
Cumulative income taxes	8,760	17,186

Total	$(21,721)	$(26,699)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Year Ended
	November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$(6,184)	$(2,904)	$8,508
Unrealized	(4,920)	2,365	(17,952)

Total	$(11,104)	$(539)	$(9,444)